SHORT-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENTS, NET
SHORT-TERM INVESTMENTS, NET

4.    SHORT-TERM INVESTMENTS, NET

The Group’s short-term investments included wealth management products issued by commercial banks or other financial institutions with non-guaranteed principle within one year or more than one year but to be mature or early redeemed within the next twelve months.

	As of December 31,
	2019	2020
	RMB	RMB	US$

Wealth management products	500,000	250,000	38,314
Xiamen Trust	—	590,000	90,421
Yunnan Trust	—	550,000	84,291
Short-term investment, gross	500,000	1,390,000	213,026
Less: allowance for uncollectable trust investments	—	(1,140,000)	(174,712)
Short-term investment, net	500,000	250,000	38,314

For the years ended December 31, 2018, 2019 and 2020, the Group recognized interest income from its short-term investments of RMB6,594, RMB22,318 and RMB66,923 (US$10,256), respectively, in the consolidated statements of comprehensive loss.

For the year ended December 31, 2020, two trust investments, namely investments into Xiamen Trust-Huijin No. 2007 Trust Project (“Xiamen Trust”) and Yunnan Trust-You Xiang No. 1 Trust Project (“Yunnan Trust”), in the total amount of RMB1,140,000 were made by Luckin China under the direction of former management. The two trust investments were identified after changes to the Group’s management team and reporting lines following the suspension of Ms. Jenny Zhiya Qian, the former CEO of the Group. Full impairment of RMB1,140,000 has been provided for the two trust investments after considering all available information after the Group has used its best efforts to take actions, including legal actions.

Background of Xiamen Trust

• Xiamen Trust was established on March 12, 2020 with a term of 12 months from the establishment date and a total trust fund of RMB600,000,  which includes RMB590,000 from Luckin China and RMB10,000 from another trustor/beneficiary, Meifu Jiaye (Xiamen) Automobile Service Co., Ltd. (“Meifu Jiaye”). Xiamen International Trust Co., Ltd. (“Xiamen Trustee”) is the trustee of Xiamen Trust.

• The trust instruments provide that all of the trust fund shall be used to purchase receivables from Xiamen Yishi Finance Lease Co., Ltd. (“Yishi”, which subsequently changed its name to Yishi (Xiamen) Supply Chain Management Co., Ltd.) relating to property (auto assembly line and facilities) leased to Borgward (the “Leased Property”). Borgward is controlled by UCAR Inc., an entity controlled by Mr. Charles Zhengyao Lu and persons acting in concert with him at the time of the creation of Xiamen Trust.

• In accordance with the receivables purchase agreement between Xiamen Trustee (on behalf of Xiamen Trust) and Yishi, Borgward is obligated to pay Xiamen Trust lease interest on a monthly basis. The actual annual rate of return for the trustors/beneficiaries is 6.1% (with trust management fee and other expenses deducted from the contractual annual rate of return of 7.2%). All outstanding interest payments before the termination of Xiamen Trust were received pursuant to the contractual agreement.

Background of Yunnan Trust

• Yunnan Trust was established on March 17, 2020 with a term of 24 months from the establishment date and a total trust fund of RMB600,000,which includes RMB550,000 from Luckin China and RMB50,000 from another trustor/beneficiary, Meifu Jiaye. Yunnan International Trust Co., Ltd. (“Yunnan Trustee”) is the trustee of Yunnan Trust.

• The trust instruments provide that all of the trust fund shall be used to purchase equity interests in Yousheng Chengyi (Tianjin) Information Technology Co., Ltd. (“Yousheng Information”).

• Under the equity investment and buyback agreement between Yunnan Trustee (on behalf of Yunnan Trust) and Yousheng (Tianjin) Technology Development Co., Ltd. (“Yousheng Development”), Yunnan Trust acquired 46.15% equity interests in Yousheng Information. Additionally, Yousheng Development, the other shareholder of Yousheng Information holding 53.85% of its equity interests, is obligated to buy back the equity interest of Yousheng Information held by Yunnan Trust at the end of the trust term of 24 months. Public record searches show that Yousheng Development has a registered capital of RMB5,000.

• Yousheng Information has also pledged to Yunnan Trustee 40.36 million shares of UCAR Inc. as guarantee. UCAR Inc.’s shares were listed on China’s National Equities Exchange and Quotations Co., Ltd. (“NEEQ”) when the trust was created and were subsequently delisted by the NEEQ on March 19, 2021. The stock price of UCAR Inc. dropped to RMB0.99 when it was suspended from trading on August 31, 2020.

• The equity investment and buyback agreement provides that Yousheng Development shall pay Yunnan Trust the premium of the principal on a quarterly basis. The actual annual rate of return for the trustors/beneficiaries is 6.5% (with trust management fee and other expenses deducted from the contractual annual rate of return of 7.1%). Previously, interest payments, including the payment due on March 20, 2021, were timely received. However, Yousheng Development had failed to make the most recent interest payment due on June 20, 2021, even after repeated demands from Yunnan Trustee on instructions from Luckin China. A default on interest payment is an event for which Yunnan Trust could be terminated early.

Actions Taken or to be Taken by the Group’s Management

After the Board and the current management of the Company identified the trust investments by Luckin China, they have been assessing the available information concerning the two trusts to manage dissipation risk. With the help of the forensic advisors of the Special Committee of the Board, the Company obtained copies of the underlying trust agreements and immediately engaged reputable PRC law firms to look into the issue and formulate an action plan to preserve the trust investments and recover the trust assets. Throughout the process, the Board has been kept updated about the progress and instructed management to explore options with respect to the trusts and take appropriate actions.

Following its review of available options with the assistance from its PRC counsel, and to safeguard the assets of the Group and mitigate dissipation risk, the Group has exercised its rights to request for early termination of Xiamen Trust and to redeem the funds invested by Luckin China on an accelerated basis. Specifically:

For Xiamen Trust

• Pursuant to the trust instruments, early redemption is allowed starting six months from the date of creation of the trust. As authorized by the Board, the Group’s management issued the formal early redemption notice to Xiamen Trustee on November 4, 2020, demanding Xiamen Trustee to request Borgward to promptly pay back the principal and corresponding interests. Xiamen Trustee has since confirmed with Borgward that Borgward cannot make the payment as requested on time, and made an in-kind distribution of the trust asset to Luckin China on February 25, 2021 as demanded by Luckin China. On March 26, 2021, Luckin China obtained ownership of the Leased Property from Yishi and subsequently issued a formal letter to Borgward to announce ownership and demand to inspect the status of the Leased Property.

• Luckin China and its PRC counsel sent demand letters to Borgward to demand payments and made multiple attempts to negotiate with Borgward to secure prompt payments. The parties failed to reach a viable settlement. Hence, Luckin China filed a lawsuit against Borgward, which was accepted by the Xiamen Intermediate People’s Court (“Xiamen Court”) on March 26, 2021. In addition, Luckin China successfully obtained an asset preservation order by the Xiamen Court on April 6, 2021. The Xiamen Court had issued a formal notice (the “Notice”) to state that it completed a search of Borgward’s bank accounts and froze two bank accounts with a total of only RMB1.68 and attached by multiple court freezing orders. The lawsuit is currently ongoing in the Xiamen Court.

For Yunnan Trust

• The right of early redemption is not provided for in the trust instruments. Therefore, Luckin China was not able to unilaterally terminate the trust by exercising such right. Under the trust instruments, with the consent of Meifu Jiaye, the other trustor/beneficiary of the trust, Luckin China may request an early termination of Yunnan Trust. Luckin China has attempted, but has not yet been able to, obtain the consent of Meifu Jiaye to make such early termination request.

• The existing guarantee by Yousheng Information included the shares of UCAR Inc, which have been delisted from NEED. As a result, Luckin China has been communicating with Yunnan Trustee to request certain actions, including (i) requesting Yousheng Information to add or provide a new guarantee and (ii) requesting Yousheng Development to repurchase the equity interest of Yousheng Information purchased by Yunnan Trust.

• As advised by its PRC counsel, in light of UCAR Inc.’s delisting and Yousheng Development’s recent failure to make the interest payment due as of June 20, 2021, Luckin China sent two formal letters on June 28, 2021 and July 23, 2021, respectively, to Yunnan Trustee to demand that, among other things, Yunnan Trustee (i) requests Yousheng Information to add or provide a new guarantee considering the significant decrease in value of the existing guarantee; (ii) requests Yousheng Development to repurchase the equity interest of Yousheng Information purchased by Yunnan Trust; and (iii) files a lawsuit against Yousheng Development for breach of contract.

• Since the default of interest payment, Luckin China has continuously been communicating with Yunnan Trustee regarding arrangement of early termination, in-kind distribution of trust asset, a lawsuit against the Yousheng Development and other post-termination matters.

Collectability assessment

For Xiamen Trust

a)	As of the date of this report, the Group has not yet obtained the Leased Property. Nor has the Group been able to inspect and confirm the status of the Leased Property;
b)

The mortgage and other titles of the Leased Property are not registered in the name of the Group. Borgward does not respond to the Group's requests in a meaningful way. Therefore, the Group's ownership of the Leased Property is not secured and the value of the Leased Property is uncertain;

c)

Except for other creditors’ entitlements attached to Borgward’s assets, according to the Notice, the only realizable assets of Borgward for the Group is cash in bank amounted to RMB1.68 (which is already attached by multiple court freezing orders);

d)	Considering the potential bankruptcy of Borgward as reported in the media and the numerous lawsuits against Borgward, its ability to make repayment to the Group is in substantial doubt.

For Yunnan Trust

a)

As of the date of this report, a default of interest payment has occurred. The Group has not been able to engage either Yousheng Information or Yousheng Development in a meaningful way and cannot ascertain whether Yousheng Information is capable of making the interest payments ;

b)

Yousheng Development’s registered capital is only RMB5,000 while the total trust investment is RMB600,000. Yunnan Trust is exposed with relatively high investment risks given the uncertainty around Yousheng Development’s ability to repurchase the equity interest of Yousheng Information purchased by the Yunnan Trust;

c)

The current pledged UCAR Inc.’s shares are illiquid due to UCAR Inc.’s delisting from NEEQ. The stock price on the date of delisting was below RMB1.00 per share. While the pledged shares still have certain value, the Group could neither assess the risk of going concern of UCAR Inc. nor value the shares of UCAR Inc. due to limited access to information. Therefore, the value of the pledged shares is uncertain.

There is no assurance that the Group will be able to recover the funds invested in Xiamen Trust and Yunnan Trust in whole or in part. Further, according to the actions taken by the management and external counsel to date, there is evidence to suggest that the Group is likely unable to collect the underlying assets of the two trusts. The Group provided full impairment on the two trust investments on a prudent basis.

Related party transaction assessment

The trust instruments show that the funds of Xiamen Trust and Yunnan Trust were designated to be used to purchase receivables relating to property leased to Borgward and to invest in equity interests of Yousheng Information, respectively. At the time of the creation of Xiamen Trust, Borgward was an affiliate of Mr. Charles Zhengyao Lu. Additionally, based on public records, the supervisor of Yousheng Information and the legal representative of Yousheng Development is the same person and was an employee of UCAR Inc., an affiliate of Mr. Charles Zhengyao Lu at the time of the creation of Yunnan Trust. On the basis of substance over form, even without a direct contractual relationship between Xiamen Trust and Borgward and between Yunnan Trust and UCAR Inc., management considers the two trust investments made by former management as related party transactions.